Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	2024	2023
	In thousands of USD
Contract liabilities	$696	$1,034
Total	$696	$1,034